Variable Interest Entities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017
Variable Interest Entities [Abstract]
Expenses associated with LIHTC investments accounted for using the equity method	$ 1,800	$ 1,800	$ 3,400
Capital Bank Financial Corporation
Business Acquisition [Line Items]
Acquired junior subordinated debt				$ 187,169
Junior Subordinated Debt | Capital Bank Financial Corporation
Business Acquisition [Line Items]
Acquired junior subordinated debt				$ 212,400